Financial Risk Management - Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities		₩ 69,362
Gross assets offset		(1)
Net amounts presented in the statement of financial position		69,361
Amounts not offset, Financial instruments		(67,421)
Amounts not offset, Cash collateral		0
Net amount		1,940
Trade payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 69,944	69,361
Net amounts presented in the statement of financial position	69,944	69,361
Amounts not offset, Financial instruments	(65,592)	(67,421)
Amounts not offset, Cash collateral	0	0
Net amount	₩ 4,352	1,940
Other [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities		1
Gross assets offset		(1)
Amounts not offset, Cash collateral		₩ 0